Taxes - Income tax - Net current tax - Reconciliation - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 13, 2020	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Tax dispute for fiscal years 2005-2006	€ 2,246	€ 2,246
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Tax dispute for fiscal years 2005-2006	€ 2,246,000	€ 2,246